Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Fair Values of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2021 and 2020, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. The fair value of the portfolio of UK Government debt securities, included in other financial assets at amortised cost, is the only material financial instrument categorised in Level 1 of the fair value hierarchy.

										Group
				2021					2020
		Fair value			Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Fair value	value	Level 1	Level 2	Level 3	Fair value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	212,811	212,811	210,094	—	—	211,279	211,279	208,750
Loans and advances to banks	—	1,169	—	1,169	1,169	—	1,682	—	1,682	1,682
Reverse repurchase agreements - non trading	—	12,453	226	12,679	12,683	—	19,382	226	19,608	19,599
Other financial assets at amortised cost	164	348	—	512	506	799	393	—	1,192	1,163
	164	13,970	213,037	227,171	224,452	799	21,457	211,505	233,761	231,194
Liabilities
Deposits by customers	—	48	192,898	192,946	192,926	—	108	195,134	195,242	195,135
Deposits by banks	—	33,770	85	33,855	33,855	—	20,951	16	20,967	20,958
Repurchase agreements - non trading	—	11,718	—	11,718	11,718	—	15,847	—	15,847	15,848
Debt securities in issue	963	23,926	1,218	26,107	25,520	—	34,967	1,430	36,397	35,566
Subordinated liabilities	37	2,350	238	2,625	2,228	—	2,830	239	3,069	2,556
	1,000	71,812	194,439	267,251	266,247	—	74,703	196,819	271,522	270,063

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2021 and 31 December 2020, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2021				2020
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,193	1	1,194	—	2,455	2	2,457	A
	Interest rate contracts	—	1,547	—	1,547	—	2,566	14	2,580	A & C
	Equity and credit contracts	—	116	45	161	—	71	52	123	B & D
	Netting	—	(1,221)	—	(1,221)	—	(1,754)	—	(1,754)
		—	1,635	46	1,681	—	3,338	68	3,406
Other financial assets at FVTPL	Loans and advances to customers	—	—	74	74	—	—	99	99	A
	Debt securities	—	—	111	111	—	—	109	109	A, B & D
	Equity securities	—	—	—	—	—	—	—	—	B
	Reverse repurchase agreements – non trading	—	—	—	—	—	—	—	—	A
		—	—	185	185	—	—	208	208
Financial assets at FVOCI	Debt securities	5,833	—	—	5,833	8,501	428	—	8,929	D
	Loans and advances to customers	—	—	18	18	—	—	21	21	D
		5,833	—	18	5,851	8,501	428	21	8,950
Total assets at fair value		5,833	1,635	249	7,717	8,501	3,766	297	12,564

Liabilities
Derivative financial instruments	Exchange rate contracts	—	506	—	506	—	833	—	833	A
	Interest rate contracts	—	1,436	2	1,438	—	2,447	3	2,450	A & C
	Equity and credit contracts	—	24	30	54	—	26	29	55	B & D
	Netting	—	(1,221)	—	(1,221)	—	(1,754)	—	(1,754)
		—	745	32	777	—	1,552	32	1,584
Other financial liabilities at FVTPL	Debt securities in issue	—	555	5	560	—	1,051	6	1,057	A
	Structured deposits	—	223	—	223	—	375	—	375	A
	Repurchase agreements – non trading	—	—	—	—	—	—	—	—	A
	Collateral and associated financial guarantees	—	19	1	20	—	—	2	2	D
		—	797	6	803	—	1,426	8	1,434
Total liabilities at fair value		—	1,542	38	1,580	—	2,978	40	3,018

Summary of Fair Value Adjustment	The magnitude and types of fair value adjustment are listed in the following table:

	2021	2020
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(9)	(8)
- Uncertainty	20	23
- Credit risk adjustment	6	11
- Funding fair value adjustment	3	3
	20	29
Model-related	—	—
Day One profit	—	—
	20	29

Disclosure Of Analysis Of Financial Instruments Valued Using Internal Models Based On Information Other Than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2021	2020	2021	2020	2019
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	45	51	—	3	2
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	48	56	(5)	6	—
3. FVTPL assets	Loans and advances to customers	Other loans	26	43	(2)	3	1
4. FVTPL assets	Debt securities	Reversionary property securities	91	107	5	6	(17)
5. FVTPL assets	Debt securities	Credit linked notes	20	2	(5)	(16)	7
6. FVOCI assets	Loans and advances to customers	Other loans	18	21	(3)	(4)	(2)
7. Derivative liabilities	Equity contracts	Property options and forwards	(30)	(29)	(1)	(3)	—
8. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(1)	(2)	6	16	(7)
			217	249	(5)	11	(16)
Other Level 3 assets			1	17	(1)	7	16
Other Level 3 liabilities			(7)	(9)	2	(1)	(5)
Total net assets			211	257	—	—	—
Total income/(expense)					(4)	17	(5)

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy
The following table sets out the movements in Level 3 financial instruments in 2021 and 2020:

	Assets					Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Assets held for sale	Total	Derivatives	Other financial liabilities at FVTPL	Liabilities held for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	68	208	21	—	297	(32)	(8)	—	(40)
Total (losses)/gains recognised:
- Fair value movements	(1)	(7)	(3)	—	(11)	—	7	—	7
- Foreign exchange and other movements	—	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—
Netting(1)	—	23	—	—	23	—	(5)	—	(5)
Additions	—	—	—	—	—	—	—	—	—
Sales	—	(16)	—	—	(16)	—	—	—	—
Settlements	(21)	(23)	—	—	(44)	—	—	—	—
At 31 December 2021	46	185	18	—	249	(32)	(6)	—	(38)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	(7)	(3)	—	(11)	—	7	—	7

At 1 January 2020	75	386	56	—	517	(32)	(61)	—	(93)
Total gains/(losses) recognised:
- Fair value movements	10	(1)	(4)	—	5	(6)	18	—	12
- Foreign exchange and other movements	—	(5)	—	—	(5)	—	8	—	8
Transfers in	1	—	—	—	1	—	—	—	—
Transfers out	—	—	—	—	—	—	28	—	28
Netting(1)	—	(42)	—	—	(42)	—	—	—	—
Additions	2	—	—	—	2	—	(2)	—	(2)
Sales	—	(19)	(19)	—	(38)	—	—	—	—
Settlements	(20)	(111)	(12)	—	(143)	6	1	—	7
At 31 December 2020	68	208	21	—	297	(32)	(8)	—	(40)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	10	(6)	(4)	—	—	(6)	26	—	20
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.

Effects Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives Level Three

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range(1)	Weighted average	Shift
2021	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	45	HPI Forward growth rate	0%-5%	2.56%	1%	6	(6)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	483	10%	6	(6)
2. FVTPL – Loans and advances to customers:	48	HPI Forward growth rate	0%-5%	2.68%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	26	Credit spreads	0.07% - 1.44%	0.50%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	91	HPI Forward growth rate	0% -5%	2.56%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	483	10%	4	(4)
6. FVOCI - Loans and advances to customers:	18	Credit spreads	0.15% - 0.19%	0.04%	20%	—	—
– Other loans
7. Derivative liabilities – Equity contracts:	(30)	HPI Forward growth rate	0% -5%	2.39%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	469	10%	3	(3)

2020
1. Derivative assets – Equity and credit contracts:	51	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	445	10%	7	(7)
2. FVTPL – Loans and advances to customers:	56	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	43	Credit spreads	0.07% - 1.55%	0.44%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	107	HPI Forward growth rate	0% - 5%	2.57%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	445	10%	5	(5)
6. FVOCI - Loans and advances to customers:	21	Credit spreads	0.15% - 0.53%	0.32%	20%	—	—
–Other loans
7. Derivative liabilities – Equity contracts:	(29)	HPI Forward growth rate	0% - 5%	2.42%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	433	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2021 and 2020.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments
The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK.

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2021	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	74	58	389	288	809
Other financial liabilities at fair value through profit or loss	—	6	8	553	236	803
Deposits by customers	177,926	3,107	4,691	5,750	1,583	193,057
Deposits by banks	1,377	551	41	31,986	—	33,955
Repurchase agreements – non trading	—	11,419	299	—	—	11,718
Debt securities in issue	—	4,993	2,725	11,921	6,552	26,191
Subordinated liabilities	—	32	98	1,547	2,020	3,697
Lease liabilities	—	—	32	78	31	141
Total financial liabilities	179,303	20,182	7,952	52,224	10,710	270,371
Off-balance sheet commitments given	20,519	5,359	5,734	5,523	574	37,709

2020
Financial liabilities
Derivative financial instruments	—	279	133	582	638	1,632
Other financial liabilities at fair value through profit or loss	—	1	107	570	759	1,437
Deposits by customers	176,911	3,443	5,453	7,483	2,273	195,563
Deposits by banks	2,410	1,912	2,596	14,230	212	21,360
Repurchase agreements – non trading	—	15,350	500	—	—	15,850
Debt securities in issue	—	4,993	9,897	14,083	7,540	36,513
Subordinated liabilities	—	30	92	1,515	2,424	4,061
Lease liabilities	—	—	17	56	36	109
Total financial liabilities	179,321	26,008	18,795	38,519	13,882	276,525
Off-balance sheet commitments given	21,054	4,493	4,974	11,493	1,146	43,160